Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS

27.1 FAIR VALUE OF FINANCIAL INSTRUMENTS
The classification of financial instruments as at December 31, 2018 and 2017, along with the respective carrying amounts and fair values, is as follows:

		2018		2017
(in millions of Canadian dollars)	NOTE	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Financial assets at fair value through profit or loss
Derivatives	26.4	23	23	27	27
Equity investments		1	1	1	1
Financial liabilities at fair value through profit or loss
Derivatives	26.4	(12)	(12)	(4)	(4)
Financial liabilities at amortized cost
Long-term debt		(1,876)	(1,871)	(1,576)	(1,626)
Derivatives designated as hedge
Asset derivatives		7	7	4	4
Liability derivatives		(24)	(24)	(33)	(33)

27.2 DETERMINING THE FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the amount of consideration that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants as at the measurement date.

(i)
The fair value of cash and cash equivalents, accounts receivable, notes receivable, bank loans and advances, trade and other payables and provisions approximate their carrying amounts due to their relatively short maturities.

(ii) The fair value of investment in shares is based on observable market data and is quoted on the Toronto Stock Exchange and classified as level 1.

(iii)
The fair value of long-term debt and some other liabilities is based on observable market data and on the calculation of discounted cash flows. Discount rates were determined based on local government bond yields adjusted for the risks specific to each of the borrowings and for the credit market liquidity conditions and are classified as levels 1 and 3.

27.3 HIERARCHY OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE
The following table presents information about the Corporation's financial assets and financial liabilities measured at fair value on a recurring basis as at December 31, 2018 and 2017 and indicates the fair value hierarchy of the Corporation's valuation techniques to determine such fair value. Three levels of inputs that may be used to measure fair value are:

Level 1 - Quoted prices in active markets for identical assets or liabilities
Level 2 - Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities
Level 3 - Inputs that are generally unobservable and typically reflect Management's estimates of assumptions that market participants would use in pricing the asset or liability.

			2018
(in millions of Canadian dollars)	CARRYING AMOUNT	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Financial assets
Equity investments	1	1	—	—
Derivative financial assets	30	—	30	—
	31	1	30	—
Financial liabilities
Derivative financial liabilities	(36)	—	(36)	—
	(36)	—	(36)	—

			2017
(in millions of Canadian dollars)	CARRYING AMOUNT	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL1)	SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Financial assets
Equity investments	1	1	—	—
Derivative financial assets	31	—	31	—
	32	1	31	—
Financial liabilities
Derivative financial liabilities	(37)	—	(37)	—
	(37)	—	(37)	—

27.4 FINANCIAL RISK MANAGEMENT
The Corporation's activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Corporation's overall risk management program focuses on the unpredictability of the financial market and seeks to minimize potential adverse effects on the Corporation's financial performance. The Corporation uses derivative financial instruments to hedge certain risk exposures.

Risk management is carried out by a central treasury department and a management committee acting under policies approved by the Board of Directors. They identify, evaluate and hedge financial risks in close cooperation with the business units. The Board provides guidance for overall risk management, covering specific areas, such as foreign exchange risk, interest rate risk and credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

Summary

		2018
(in millions of Canadian dollars)		ASSETS			LIABILITIES
RISK	NOTE	SHORT-TERM	LONG-TERM	TOTAL	SHORT-TERM	LONG-TERM	TOTAL
Currency risk	26.4 A) (i)	6	—	6	(18)	(12)	(30)
Price risk	26.4 A) (ii)	4	19	23	(2)	—	(2)
Interest risk	26.4 A) (iii)	—	1	1	(1)	(2)	(3)
Other risk	26.4 iv)	—	—	—	(1)	—	(1)
		10	20	30	(22)	(14)	(36)

		2017
(in millions of Canadian dollars)		ASSETS			LIABILITIES
RISK	NOTE	SHORT-TERM	LONG-TERM	TOTAL	SHORT-TERM	LONG-TERM	TOTAL
Currency risk	26.4 A) (i)	5	1	6	(10)	(15)	(25)
Price risk	26.4 A) (ii)	4	21	25	(7)	(1)	(8)
Interest risk	26.4 A) (iii)	—	—	—	(2)	(2)	(4)
		9	22	31	(19)	(18)	(37)

A.	MARKET RISK

(i)	Currency risk
The Corporation operates internationally and is exposed to foreign exchange risks arising from various currencies as a result of its export of goods produced in Canada, the United States, France, Italy, Spain and Germany. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities, and net investments in foreign operations. These risks are partially covered by purchases and debt.

The Corporation manages the foreign exchange exposure by entering into various foreign exchange forward contracts and currency option instruments related to anticipated sales, purchases, interest expense and repayment of long-term debt. Management has implemented a policy for managing foreign exchange risk against its functional currency. The Corporation's risk management policy is to hedge 25% to 90% of anticipated cash flows in each major foreign currency for the next 12 months and to hedge 0% to 75% for the subsequent 24 months. The Corporation may designate these foreign exchange forward contracts as a cash flow hedge of future anticipated sales, cost of sales, interest expense and repayment of long-term debt denominated in foreign currencies. Gains or losses from these derivative financial instruments designated as hedges are recorded in “Accumulated other comprehensive income” net of related income taxes and are reclassified to earnings as adjustments to sales, cost of sales, interest expense or foreign exchange loss (gain) on long-term debt in the period in which the respective hedged item affected earnings.

In 2018, approximately 22% of sales from Canadian operations were made to the United States and 13% of sales from European operations were made in countries whose currencies were other than the euro.

The following table summarizes the Corporation's commitments to buy and sell foreign currencies as at December 31, 2018 and 2017:

	2018
	EXCHANGE RATE	MATURITY	NOTIONAL AMOUNT (IN MILLIONS)		FAIR VALUE (IN MILLIONS OF CANADIAN DOLLARS)
Repayment of long-term debt
Derivatives at fair value through profit or loss and classified in Foreign exchange loss (gain) on long-term debt:
Currency option sold to buy US$ for CAN$	1.0225	January 2020	US$	200	—
Currency option instruments to sell US$ for CAN$	1.3290	July 2023	US$ 21 to 132		(6)
Cross-currency swap US$ for CAN$	1.3290	July 2023	US$	102	(2)
					(8)
Net investment hedge
Cross-currency swap CAN$ for €	1.4824	December 2019		€145	(11)

Forecasted sales and purchases
Derivatives at fair value through profit or loss and classified in Loss on derivative financial instruments:
Foreign exchange forward contracts to sell US$ for CAN$	1.3087	0 to 12 months	US$	15	(1)
Foreign exchange forward contracts to buy € for US$	1.1653	0 to 12 months		€2	—
Foreign exchange forward contracts to sell US$ for CAN$	1.3188	13 to 36 months	US$	15	—
Currency option instruments to sell US$ for CAN$	1.3395	0 to 12 months	US$ 33 to 50		(1)
Currency option instruments to buy € for US$	1.0985	0 to 12 months		€7	—
Currency option instruments to sell US$ for CAN$	1.3269	13 to 36 months	US$ 30 to 68		(3)
					(5)
					(24)

During the year, the Corporation paid $1 million related to the settlement of a portion of its 2020 derivatives related to repayment of long-term debt.

	2017
	EXCHANGE RATE	MATURITY	NOTIONAL AMOUNT (IN MILLIONS)		FAIR VALUE (IN MILLIONS OF CANADIAN DOLLARS)
Repayment of long-term debt
Derivatives at fair value through profit or loss and classified in Foreign exchange loss (gain) on long-term debt:
Foreign exchange forward contracts to buy US$ for CAN$	1.06	January 2020	US$	50	9
Currency option sold to sell US$ for CAN$	1.15	January 2020	US$	100	(11)
Currency option sold to sell US$ for CAN$	1.0225	January 2020	US$	200	(1)
Cross-currency swap US$ for CAN$	1.33	July 2023	US$	102	(12)
					(15)
Net investment hedge
Cross-currency swap CAN$ for €	1.4263	December 2018		€95	(6)

Forecasted sales
Derivatives at fair value through profit or loss and classified in Loss on derivative financial instruments:
Foreign exchange forward contracts to buy US$ for CAN$	1.3260	0 to 12 months	US$	10	1
Foreign exchange forward contracts to buy US$ for CAN$	1.3260	13 to 24 months	US$	5	—
Currency option instruments to sell US$ for CAN$	1.3171	0 to 12 months	US$ 48 to 70		2
Currency option instruments to sell US$ for CAN$	1.3214	13 to 36 months	US$ 43 to 80		—
					3
					(18)

In 2017, the Corporation offset $9 million in derivative assets against $11 million in derivative liabilities as we intend to settle the derivatives on a net basis with one counterparty. During the year, the Corporation also paid $12 million related to the settlement of a portion of its 2017 derivatives related to repayment of long-term debt.

The fair values of foreign exchange forward contracts and currency options are determined using the discounted value of the difference between the value of the contract at expiry, calculated using the contracted exchange rate and the exchange rate the financial institution would use if it renegotiated the same contract under the same conditions as at the consolidated balance sheet date. The discount rates are adjusted for the credit risk of the Corporation or of the counterparty, as applicable. When determining credit risk adjustments, the Corporation considers master netting agreements, if applicable.

In 2018, if the Canadian dollar had strengthened by $0.01 against the US dollar on average for the year with all other variables held constant, operating income before depreciation and amortization for the year would have been approximately $3 million lower. This is based on the net exposure of total US sales less US purchases of the Corporation's Canadian operations and operating income before depreciation and amortization of the Corporation's US operations, but excludes the effect of this change on the denominated working capital components. The interest expense would have remained relatively stable.

In 2018, if the Canadian dollar had strengthened by $0.02 against the euro with all other variables held constant, operating income before depreciation and amortization for the year would have been approximately $1 million lower following the translation of operating income of the Corporation's European operations.

CURRENCY RISK ON TRANSLATION OF SELF-SUSTAINING FOREIGN SUBSIDIARIES
The Corporation has certain investments in foreign operations whose net assets are exposed to foreign currency translation risk. The Corporation may designate part of its long-term debt denominated in foreign currencies as a hedge of the net investment in self-sustaining foreign subsidiaries. Gains or losses resulting from the translation to Canadian dollars of long-term debt denominated in foreign currencies and designated as net investment hedges are recorded in “Accumulated other comprehensive income”, net of related income taxes.

The table below shows the effect on consolidated equity of a 10% change in the value of the Canadian dollar against the US dollar and the euro as at December 31, 2018 and 2017. The calculation includes the effect of currency hedges of net investment in US foreign entities and assumes that no changes occurred other than a single currency exchange rate movement.

The exposures used in the calculations are the foreign currency-denominated equity and the hedging level as at December 31, 2018 and 2017, with the hedging instruments being the long-term debt denominated in US dollars.

Consolidated Shareholders' equity: Currency effect before tax of a 10% change:

	2018			2017
(in millions of Canadian dollars)	BEFORE HEDGES	HEDGES	NET IMPACT	BEFORE HEDGES	HEDGES	NET IMPACT
10% change in the CAN$/US$ rate	82	82	—	75	75	—
10% change in the CAN$/euro rate	19	17	2	16	14	2

(ii) Price risk
The Corporation is exposed to commodity price risk on old corrugated containers, commercial pulp, electricity and natural gas. The Corporation uses derivative commodity contracts to help manage its production costs. The Corporation may designate these derivatives as cash flow hedges of anticipated purchases of raw material and energy. Gains or losses from these derivative financial instruments designated as hedges are recorded in “Accumulated other comprehensive income” net of related income taxes and are reclassified to earnings as adjustments to “Cost of sales” in the same period, as the respective hedged item affects earnings.

The fair value of these contracts is as follows:

	2018
	QUANTITY	MATURITY	FAIR VALUE (IN MILLIONS OF CANADIAN DOLLARS)
Forecasted purchases
Derivatives designated as held for trading and reclassified in “Cost of sales”
Electricity	39,420 MW	2019	—
Derivatives designated as cash flow hedges and reclassified in “Cost of sales” (effective portion)
Natural gas:
Canadian portfolio	364,800 GJ	2019	—
US portfolio	1,217,640 mmBtu	2019 to 2023	(1)
			(1)

	2017
	QUANTITY	MATURITY	FAIR VALUE (IN MILLIONS OF CANADIAN DOLLARS)
Forecasted purchases
Derivatives designated as held for trading and reclassified in “Cost of sales”
Electricity	197,100 MW	2018 to 2019	(1)
Derivatives designated as cash flow hedges and reclassified in “Cost of sales” (effective portion)
Natural gas:
Canadian portfolio	3,095,029 GJ	2018 to 2022	(5)
US portfolio	4,847,660 mmBtu	2018 to 2023	(1)
			(7)

In 2013, the Corporation entered into an agreement to purchase steam. The agreement includes an embedded derivative and the fair value as at December 31, 2018 was an asset of $8 million (2017 - $8 million). Greenpac also has an agreement to purchase steam that includes an embedded derivative with a positive fair value of $15 million as at December 31, 2018 (2017 - $16 million).

The fair value of derivative financial instruments other than options is established utilizing a discounted future expected cash flows method. Future expected cash flows are determined by reference to the forward price or rate prevailing on the assessment date of the underlying financial index (exchange or interest rate or commodity price) according to the contractual terms of the instrument. Future expected cash flows are discounted at an interest rate reflecting both the maturity of each flow and the credit risk of the party to the contract for which it represents a liability (subject to the application of relevant credit support enhancements). The fair value of derivative financial instruments that represent options is established utilizing similar methods that reflect the impact of the potential volatility of the financial index underlying the option on future expected cash flows.

The table below shows the effect of changes in the price of old corrugated containers, natural gas and electricity as at December 31, 2018 and 2017. The calculation includes the effect of price hedges of these commodities and assumes that no changes occurred other than a single change in price.

The exposures used in the calculations are the commodity consumption and the hedging level as at December 31, 2018 and 2017, with the hedging instruments being derivative commodity contracts.

Consolidated commodity consumption: Price change effect before tax:

	2018			2017
(in millions of Canadian dollars1)	BEFORE HEDGES	HEDGES	NET IMPACT	BEFORE HEDGES	HEDGES	NET IMPACT
US$15/s.t. change in brown grades recycled paper price	49	—	49	44	—	44
US$30/s.t. change in commercial pulp price	10	—	10	9	—	9
US$1/mmBTU. change in natural gas price	12	2	10	10	5	5
US$1/MWh change in electricity price	2	—	2	2	—	2

1	Sensitivity calculated with an exchange rate of 1.36 CAN$/US$ for 2018 and 1.26 CAN$/US$ for 2017.

(iii) Interest rate risk
The Corporation has no significant interest-bearing assets.

The Corporation's interest rate risk arises from long-term borrowings. Borrowings issued at variable rates expose the Corporation to cash flow interest rate risk. Borrowings issued at fixed rates expose the Corporation to fair value interest rate risk.

When appropriate, the Corporation analyzes its interest rate risk exposure. Various scenarios are simulated taking into consideration refinancing, renewal of existing positions, alternative financing and hedging. Based on these scenarios, the Corporation calculates the impact on earnings of a defined interest rate shift. For each simulation, the same interest rate shift is used for all currencies. The scenarios are run only for liabilities that represent the major interest-bearing positions. As at December 31, 2018, approximately 28% (2017 - 29%) of the Corporation's long-term debt was at variable rates.

Based on the outstanding long-term debt as at December 31, 2018, the impact on interest expense of a 1% change in rate would be approximately $5 million (impact on net earnings is approximately $4 million).

The Corporation holds interest rate swaps through RDM and Greenpac. RDM swaps are contracted to fix the interest rate on a notional amount of €59 million and are maturing from 2020 to 2024. Greenpac swaps are contracted to fix the interest rate on a notional amount of US$66 million maturing in 2020. Some of these swaps have decreasing notional amount to match expected debt level. Fair value of these agreements is a liability of $2 million as at December 31, 2018 (December 31, 2017 - $3 million).

(iv)	Loss (gain) on derivative financial instruments is as follows:

(in millions of Canadian dollars)	2018	2017
Unrealized loss (gain) on derivative financial instruments	9	(8)
Realized loss (gain) on derivative financial instruments	(1)	2
	8	(6)

B.	CREDIT RISK

Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions. The Corporation reduces this risk by dealing with credit-worthy financial institutions.

The Corporation is exposed to credit risk on the accounts receivable from its customers. In order to reduce this risk, the Corporation's credit policies include the analysis of the financial position of its customers and the regular review of their credit limits. In addition, the Corporation believes there is no particular concentration of credit risk due to the geographic diversity of customers and the procedures for the management of commercial risks. Derivative financial instruments include an element of credit risk should the counterparty be unable to meet its obligations.

Trade receivables are recognized initially at fair value and are subsequently measured at amortized cost using the effective interest method, less loss allowance. An allowance for doubtful accounts of trade receivables is established when there is objective evidence that the Corporation will not be able to collect all amounts due according to the original terms of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter into bankruptcy or financial reorganization, and default or delinquency in payments are considered indicators that the trade receivable is impaired. Each trade receivable balance is evaluated separately to identify impairment. The amount of the allowance for doubtful accounts is the difference between the asset's carrying amount and the present value of estimated cash flows. The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recorded in the consolidated statement of earnings in “Selling and administrative expenses”. When a trade receivable is not collectable, it is written off against the loss allowance. Subsequent recoveries of amounts previously written off are credited against “Selling and administrative expenses” in the consolidated statement of earnings.

Loans and notes receivables from business disposals are recognized at fair value. There is no past due amount as at December 31, 2018.

C.	LIQUIDITY RISK

Liquidity risk is the risk that the Corporation will not be able to meet its obligations as they fall due. The following are the contractual maturities of financial liabilities as at December 31, 2018 and 2017:

	2018
(in millions of Canadian dollars)	CARRYING AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN ONE YEAR	BETWEEN ONE AND TWO YEARS	BETWEEN TWO AND FIVE YEARS	MORE THAN FIVE YEARS
Non-derivative financial liabilities:
Bank loans and advances	16	16	16	—	—	—
Trade and other payables	782	782	782	—	—	—
Revolving credit facility	86	100	4	4	92	—
Term loan	239	305	18	18	55	214
Unsecured senior notes	1,068	1,244	59	60	1,125	—
Other debts of subsidiaries	129	186	21	20	49	96
Other debts without recourse to the Corporation	364	365	37	34	274	20
Derivative financial liabilities	36	36	22	4	10	—
	2,720	3,034	959	140	1,605	330

	2017
(in millions of Canadian dollars)	CARRYING AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN ONE YEAR	BETWEEN ONE AND TWO YEARS	BETWEEN TWO AND FIVE YEARS	MORE THAN FIVE YEARS
Non-derivative financial liabilities:
Bank loans and advances	35	35	35	—	—	—
Trade and other payables	638	638	638	—	—	—
Revolving credit facility	195	218	7	6	205	—
Unsecured senior notes	1,004	1,284	56	56	906	266
Other debts of subsidiaries	66	77	16	13	31	17
Other debts without recourse to the Corporation	321	329	44	41	230	14
Derivative financial liabilities	37	37	19	2	4	12
	2,296	2,618	815	118	1,376	309

As at December 31, 2018, the Corporation had unused credit facilities of $766 million (December 31, 2017 - $651 million), net of outstanding letters of credit of $23 million (December 31, 2017 - $24 million).

D.	OTHER RISK

FACTORING OF ACCOUNTS RECEIVABLE
The Corporation sells its accounts receivable from one of its European subsidiaries through a factoring contract with a financial institution. The Corporation uses factoring of accounts receivable as a source of financing by reducing its working capital requirements. When the accounts receivable are sold, the Corporation removes them from the balance sheet, recognizes the amount received as the consideration for the transfer and records a loss on factoring, which is included in “Financing expense”. As at December 31, 2018, the off-balance sheet impact of the factoring of accounts receivable amounted to $50 million (€32 million). The Corporation expects to continue to sell accounts receivable on an ongoing basis. Should it decide to discontinue this contract, its working capital and bank debt requirements would increase.

STOCK-BASED COMPENSATION
In 2018, the Corporation entered into an agreement to hedge the share price volatility related to its Deferred Share Units and Performance Share Unit plans. As at December 31, 2018, the agreement's notional amount was 566,000 shares at a price of $12.15. The fair value as at December 31, 2018 was a liability of $1 million.